UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stadium Capital Management, LLC
Address:  19785 Village Office Court, Suite 101
          Bend, OR  97702

Form 13F File Number:    028-10135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bradley R. Kent
Title:    Managing Director
Phone:    541-322-0600

Signature, Place and Date of Signing:
Bradley R. Kent               Bend, OR       February 12, 2007
     [Signature]         [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      28

Form 13F Information Table Value Total:      375,659 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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

NAME OF ISSUER             TITLE    CUSIP       VALUE    SHARES         INV.  OTH  VOTING AUTH
                           OF                   X1000                   DISC  ER
                           CLASS                                        .     MGR
                                                                                   SOLE      SHR  NON
                                                                                                  E

Hub International Limited  COMMON   44332P101   4,278    136300    N    SOLE       136300
ACCURIDE CORP              COMMON   004398103   37,495   3329900   N    SOLE       3329900
AGILYSYS INC               COMMON   00847J105   435      26000     N    SOLE       26000
AMERICAN DENTAL PARTNERS   COMMON   025353103   39,818   2107894   N    SOLE       2107894
ATLANTIS GROUP INC CL A    COMMON   049156102   2,684    823241    N    SOLE       823241
BIG 5 SPORTING GOODS CORP  COMMON   08915P101   16,287   666962    N    SOLE       666962
BLUELINX HOLDINGS INC      COMMON   09624H109   13,313   1280100   N    SOLE       1280100
BRISTOL WEST HOLDINGS INC  COMMON   11037M105   62,462   3945800   N    SOLE       3945800
BUILDERS FIRSTSOURCE INC   COMMON   12008R107   5,386    302069    N    SOLE       302069
CARMIKE CINEMAS INC        COMMON   143436400   18,550   909749    N    SOLE       909749
COMMERCIAL VEHICLE GROUP   COMMON   202608105   9,471    434472    N    SOLE       434472
INC
COMPASS MINERALS INTL INC  COMMON   20451N101   12,122   384100    N    SOLE       384100
DATAMIRROR CORP            COMMON   237926100   15,147   1165173   N    SOLE       1165173
DOLLAR TREE STORES INC     COMMON   256747106   981      32587     N    SOLE       32587
ENERSYS COM                COMMON   29275Y102   981      61306     N    SOLE       61306
HARLAND JOHN H CO          COMMON   412693103   964      19200     N    SOLE       19200
INTERSECTIONS INC          COMMON   460981301   6,288    595464    N    SOLE       595464
KINETIC CONCEPTS INC       COMMON   49460W208   2,998    75800     N    SOLE       75800
NALCO CHEMICAL CO          COMMON   62985Q101   6,918    338100    N    SOLE       338100
PANTRY INC DEL             COMMON   698657103   252      5383      N    SOLE       5383
REGAL ENTERTAINMENT GROUP  COMMON   758766109   24,906   1168200   N    SOLE       1168200
REGIS CORPORATION          COMMON   758932107   5,970    150974    N    SOLE       150974
REPUBLIC AWYS HLDGS INC    COMMON   760276105   32,279   1923641   N    SOLE       1923641
ROCKWOOD HOLDINGS INC      COMMON   774415103   1,096    43400     N    SOLE       43400
RURAL METRO CORP           COMMON   781748108   22,461   2766091   N    SOLE       2766091
Sealy Corporation          COMMON   812139301   15,511   1051578   N    SOLE       1051578
WEBSENSE INC               COMMON   947684106   14,729   645169    N    SOLE       645169
WILLIAMS SONOMA INC        COMMON   969904101   1,877    59700     N    SOLE       59700




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